UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Total Return Bond Fund
Class A / LIBAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.73% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or
DBRS
, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Advisor Class / CBNRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 25	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Class C / LIBCX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 77	1.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Institutional Class / SRBFX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Institutional 2 Class / CTBRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.41% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Institutional 3 Class / CTBYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Class R / CIBRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What
were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 51	0.98% (a)
(a)	Annualized.
Key
Fund
Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative
Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund
Class S / SRBAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Total Return Bond Fund (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What
were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 4 (a)	0.49% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key
Fund Statistics
Fund net assets	$ 2,928,295,765
Total number of portfolio holdings	1,110
Portfolio turnover for the reporting period	107%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily
.
Derivative Exposure
Long
Credit Risk	0.8%
Interest Rate Risk	84.1%
Short
Credit Risk	4.2%
Interest Rate Risk	59.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Total Return Bond Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Bond Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 21.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,978,607	1,998,100
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,087,555	2,099,989
Series 2024-2A Class A
02/20/2029	6.060%	13,000,000	13,013,397
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	7,000,000	7,020,747
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	7,973,562
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	15,006,359
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,669,214
Subordinated Series 2023-B Class C
09/15/2028	7.810%	7,000,000	7,119,869
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.856%	5,000,000	5,009,625
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	6.388%	2,250,000	2,260,541
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.697%	9,128,762	9,134,522
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	5.778%	18,457,776	18,457,776
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.019%	13,150,000	13,171,869
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A2
11/10/2026	6.090%	1,515,942	1,518,834
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.451%	9,300,000	9,308,277
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	9,452,239	9,478,934
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.730%	7,000,000	7,001,211
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	5,925,704	5,939,066
Series 2016-45A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	20,702,232	20,741,132
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	1,809,185	1,811,818
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	3,060,982	3,052,700
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,260,622
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	4,600,640	4,603,642
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,000,000	3,007,357
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,813,043
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	12,000,000	11,983,382
Flagship Credit Auto Trust(a),(c)
Series 2024-3 Class A
11/15/2028	4.880%	7,500,000	7,497,996
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	7,708,120	7,771,183
Series 2024-4A Class A2
12/17/2029	4.430%	10,000,000	9,940,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A1
10/27/2025	5.067%	7,550,000	7,551,596
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	9,198,403	9,265,132
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.229%	14,000,000	14,000,896
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	107,430	107,382
Series 2023-2A Class A
06/15/2033	6.040%	52,290	52,311
Series 2023-3A Class A
09/15/2033	6.490%	806,209	806,826
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	4,510,000	4,520,602
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,500,000	5,591,758
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	2,389,794	2,399,507
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	6,899,619	6,947,581
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.279%	9,350,000	9,359,416
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.869%	11,409,818	11,429,785
Oportun Funding Trust(a),(d),(e)
Series 2024-3 Class A
08/15/2029	5.260%	7,000,000	6,999,681
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	10,739,833	10,382,570
Subordinated Series 2021-B Class B
05/08/2031	1.960%	2,204,866	2,138,239
Pagaya AI Debt Grantor Trust(a),(c)
Subordinated Series 2024-10 Class B
06/15/2032	5.505%	7,550,000	7,550,000
Subordinated Series 2024-10 Class C
06/15/2032	5.986%	8,600,000	8,600,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	8,398,478	8,486,717
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	9,072,667	9,157,554
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	9,000,000	8,999,088
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	7,000,000	6,997,813
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	8,550,000	8,507,542
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	6,300,000	6,267,156
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	838,786	832,008
Series 2021-HG1 Class A
01/16/2029	1.220%	419,244	412,470
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	152,034
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,998,696	6,044,468
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	6,498,588	6,536,670
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	144,726	144,703
Series 2023-1 Class A
07/15/2030	7.556%	1,627,027	1,631,518
Series 2023-3 Class A
12/16/2030	7.600%	4,977,760	5,005,780
Series 2023-6 Class A
06/16/2031	7.128%	2,513,013	2,516,714
Series 2024-2 Class A
08/15/2031	6.319%	2,029,182	2,053,205
Series 2024-3 Class A
10/15/2031	6.258%	4,001,769	4,043,787
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	7,777,098	7,719,063
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,999,321	7,057,023
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	6,899,041	6,998,705
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,599,970	3,686,108
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	10,997,180	11,082,404
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	5,738,528	5,862,975
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	5,248,044	5,384,857
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	19,400,000	19,477,874
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,280,000	5,308,899
Pagaya AI Debt Trust(a),(f)
Subordinated Series 2023-5 Class AB
04/15/2031	7.458%	3,616,405	3,634,638
PAGAYA AI Debt Trust(a),(f)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	796,302	801,327
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.668%	15,000,000	15,025,260
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	9,900,000	9,909,900
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	4,364,758	4,393,239
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	8,883,663	9,023,224
Research-Driven Pagaya Motor Asset Trust(a),(c)
Series 2024-3A Class A
03/25/2033	5.281%	8,600,000	8,600,000
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,240,883	2,181,974
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	6,488,384	6,549,066
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	3,502,278	3,511,561
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	5,577,249	5,589,708
Series 2024-5 Class A2
09/15/2027	4.880%	5,000,000	5,002,670
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.288%	5,828,571	5,833,677
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	2,912,917	2,935,735
Series 2023-1A Class A
04/15/2029	7.580%	3,965,296	3,997,052
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	5.899%	5,593,333	5,603,485
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	307,008	303,472
Series 2021-ST10 Class A
01/20/2030	2.250%	469,569	466,873
Series 2021-ST4 Class A
07/20/2027	2.000%	1,134,240	1,105,361
Series 2021-ST5 Class A
07/20/2027	2.000%	616,517	599,375
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	462,730	463,365
Series 2023-2 Class A
06/20/2033	6.770%	2,814,379	2,824,922
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	1,960,151	1,949,864
Upstart Securitization Trust(a),(c)
Series 2024-1 Class A
11/20/2034	5.330%	6,750,000	6,749,492
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	8.068%	8,350,000	8,362,333
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,837,867
Series 2024-3A Class A2A
09/15/2027	4.820%	7,300,000	7,298,996
Total Asset-Backed Securities — Non-Agency (Cost $619,593,983)			621,290,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,927,281
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.168%	4,554,968	4,515,746
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.719%	3,100,000	3,053,498
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,743,934
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,179,156
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	2,994,789
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	275,102
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,721,599
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.069%	5,000,000	4,793,672
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.101%	4,800,000	4,725,566
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.725%	4,555,000	4,202,760
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $55,533,828)			42,133,103

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(g)	4,518	400,069
Total Financials		400,069
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(g)	1,493	116,842
Total Industrials		116,842
Total Common Stocks (Cost $1,511,077)		516,911

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	480,259
Total Convertible Bonds (Cost $558,124)			480,259

Corporate Bonds & Notes 22.6%

Aerospace & Defense 1.1%
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,409,630
Boeing Co. (The)
08/01/2059	3.950%	8,278,000	5,546,256
Bombardier, Inc.(a)
07/01/2031	7.250%	123,000	127,164
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,199,498
Northrop Grumman Corp.
02/01/2029	4.600%	6,214,000	6,182,552
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,109,865
03/15/2032	2.375%	3,256,000	2,733,925
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	213,363
11/15/2030	9.750%	446,000	495,385
TransDigm, Inc.(a)
08/15/2028	6.750%	500,000	511,233
03/01/2029	6.375%	954,000	968,390
03/01/2032	6.625%	701,000	713,207
01/15/2033	6.000%	399,000	395,475
Total			31,605,943
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	370,000	387,928
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	713,821	712,058
04/20/2029	5.750%	685,571	679,326
United Airlines, Inc.(a)
04/15/2029	4.625%	240,000	229,816
Total			2,009,128
Automotive 0.1%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	73,000	66,040
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	255,000	230,293
IHO Verwaltungs GmbH(a),(h)
11/15/2032	8.000%	436,000	438,460
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	515,000	516,072
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	341,421
04/23/2032	6.875%	595,000	581,276
Total			2,173,562
Banking 4.7%
Bank of America Corp.(i)
07/21/2032	2.299%	3,918,000	3,293,806
10/20/2032	2.572%	27,137,000	23,057,035
02/04/2033	2.972%	11,590,000	10,060,272
Subordinated
09/21/2036	2.482%	503,000	412,245
Citigroup, Inc.(i)
01/25/2033	3.057%	11,756,000	10,221,939
Goldman Sachs Group, Inc. (The)(i)
10/23/2030	4.692%	13,652,000	13,482,095
07/21/2032	2.383%	3,346,000	2,821,184
10/21/2032	2.650%	1,000	853
HSBC Holdings PLC(i)
05/24/2032	2.804%	3,677,000	3,169,861
JPMorgan Chase & Co.(i)
07/22/2030	4.995%	3,213,000	3,222,223
10/22/2030	4.603%	9,442,000	9,314,598
11/08/2032	2.545%	15,130,000	12,905,678
Morgan Stanley(i)
10/18/2030	4.654%	27,620,000	27,254,157
Subordinated
09/16/2036	2.484%	7,470,000	6,088,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(i)
10/20/2034	6.875%	1,450,000	1,611,299
Royal Bank of Canada(i)
10/18/2030	4.650%	6,645,000	6,578,836
US Bancorp(i)
06/12/2034	5.836%	2,529,000	2,613,748
Washington Mutual Bank(d),(e),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(i)
10/30/2030	2.879%	729,000	660,965
Total			136,810,059
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	523,000	511,311
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	413,000	426,546
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	464,000	505,727
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	574,000	552,554
Focus Financial Partners LLC(a)
09/15/2031	6.750%	303,000	301,051
Hightower Holding LLC(a)
04/15/2029	6.750%	379,000	372,656
01/31/2030	9.125%	414,000	436,762
Total			3,106,607
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	436,000	414,429
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	453,517
08/01/2030	6.500%	312,000	317,163
Masterbrand, Inc.(a)
07/15/2032	7.000%	84,000	86,043
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	62,000	61,464
01/15/2031	7.250%	378,000	392,984
White Cap Buyer LLC(a)
10/15/2028	6.875%	675,000	677,948
Total			2,403,548
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	788,000	762,569
06/01/2029	5.375%	233,000	222,807
03/01/2030	4.750%	1,000,000	909,975
02/01/2031	4.250%	194,000	168,356
02/01/2032	4.750%	619,000	535,748
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,171,000	1,845,352
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	210,000	168,093
Charter Communications Operating LLC/Capital
12/01/2061	4.400%	8,176,000	5,434,979
06/30/2062	3.950%	5,093,000	3,080,460
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,866,164
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	547,690
01/15/2030	5.750%	402,000	212,718
12/01/2030	4.125%	733,000	540,365
02/15/2031	3.375%	486,000	348,645
DISH DBS Corp.
07/01/2026	7.750%	145,000	122,507
DISH DBS Corp.(a)
12/01/2028	5.750%	175,000	153,158
DISH Network Corp.(a)
11/15/2027	11.750%	1,039,000	1,093,802
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	259,226
08/01/2027	5.000%	433,000	424,498
07/15/2028	4.000%	452,000	422,717
07/01/2030	4.125%	244,000	218,306
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	465,617
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	299,171
VZ Secured Financing BV(a)
01/15/2032	5.000%	827,000	742,278
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	337,600
Ziggo BV(a)
01/15/2030	4.875%	575,000	533,019
Total			22,715,820
Chemicals 0.3%
Avient Corp.(a)
11/01/2031	6.250%	53,000	53,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	203,278
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	313,592
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,304,319
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	595,260
HB Fuller Co.
10/15/2028	4.250%	547,000	518,319
Herens Holdco Sarl(a)
05/15/2028	4.750%	596,000	521,193
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	296,000	299,858
INEOS Finance PLC(a)
04/15/2029	7.500%	398,000	411,279
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	606,000	641,910
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	600,821
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	287,762
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	188,000	175,698
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	422,920
11/15/2028	9.750%	669,000	709,983
10/01/2029	6.250%	531,000	510,866
06/15/2031	7.250%	454,000	465,820
SPCM SA(a)
03/15/2027	3.125%	150,000	142,637
WR Grace Holdings LLC(a)
06/15/2027	4.875%	541,000	530,596
08/15/2029	5.625%	892,000	823,636
Total			9,533,003
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,727,583
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,187,000	1,096,546
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,319
06/15/2029	6.625%	306,000	313,251
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	532,751
03/15/2031	7.750%	201,000	212,069
Total			4,968,519
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	580,000	531,840
12/01/2028	6.125%	522,000	459,823
Match Group, Inc.(a)
06/01/2028	4.625%	550,000	528,673
Total			1,520,336
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	100,353
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	424,000	429,463
Newell Brands, Inc.
06/01/2025	4.875%	371,000	371,000
09/15/2027	6.375%	215,000	217,628
Newell Brands, Inc.(c)
05/15/2030	6.375%	106,000	106,574
05/15/2032	6.625%	105,000	105,379
Total			1,330,397
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,421,304
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	353,260
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	765,000	777,467
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	276,198
Esab Corp.(a)
04/15/2029	6.250%	222,000	225,920
Gates Corp. (The)(a)
07/01/2029	6.875%	122,000	125,510
Madison IAQ LLC(a)
06/30/2028	4.125%	233,000	220,596
06/30/2029	5.875%	536,000	508,243
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	422,564
07/15/2032	6.500%	316,000	318,284
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	329,000	323,818
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	709,000	725,500
03/15/2029	6.375%	407,000	415,134
03/15/2032	6.625%	523,000	536,216
Total			12,650,014
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,679,157
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	183,669
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a),(c)
02/15/2032	6.375%	291,000	288,832
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	315,000	305,581
02/15/2031	3.750%	816,000	729,226
01/15/2032	3.750%	357,000	316,368
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,323,572
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,384,709
Edison International
11/15/2028	5.250%	5,156,000	5,193,996
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,078,329
Lightning Power LLC(a)
08/15/2032	7.250%	128,000	133,224
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	208,314
01/15/2029	7.250%	488,000	502,185
NRG Energy, Inc.
01/15/2028	5.750%	303,000	303,431
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	166,211
06/15/2029	5.250%	274,000	267,787
02/01/2033	6.000%	162,000	161,029
11/01/2034	6.250%	123,000	122,865
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,055,000	7,947,118
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	125,406
PG&E Corp.
07/01/2028	5.000%	80,000	78,224
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	331,000	323,518
01/15/2030	4.750%	780,000	729,348
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,902
07/31/2027	5.000%	712,000	703,046
05/01/2029	4.375%	549,000	523,049
10/15/2031	7.750%	490,000	517,670
04/15/2032	6.875%	271,000	280,170
Total			34,643,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	744,000	766,026
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,251,795
Total			2,017,821
Finance Companies 0.2%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	646,000	667,459
04/15/2029	6.875%	348,000	355,519
03/15/2030	5.875%	377,000	372,580
Navient Corp.
03/15/2029	5.500%	66,000	62,871
03/15/2031	11.500%	574,000	644,539
08/01/2033	5.625%	253,000	218,388
OneMain Finance Corp.
01/15/2027	3.500%	467,000	445,644
05/15/2031	7.500%	541,000	553,185
11/15/2031	7.125%	102,000	103,095
OneMain Finance Corp.(c)
05/15/2029	6.625%	462,000	462,000
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	396,000	405,440
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	974,000	839,000
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	38,315
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	190,000	186,830
04/15/2029	5.500%	36,000	34,320
Total			5,389,185
Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	8,359,976
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,445,341
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,317,668
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	220,000	226,998
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	1,986,834
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	200,000	198,000
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,277,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,383,857
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,170,948
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,185,141
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	144,728
Post Holdings, Inc.(a)
01/15/2028	5.625%	117,000	118,028
04/15/2030	4.625%	624,000	583,489
09/15/2031	4.500%	458,000	417,094
02/15/2032	6.250%	203,000	205,527
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	223,000	209,886
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	927,000	859,713
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	608,000	600,616
US Foods, Inc.(a)
09/15/2028	6.875%	290,000	298,592
02/15/2029	4.750%	215,000	207,191
06/01/2030	4.625%	223,000	211,629
01/15/2032	7.250%	194,000	201,783
Total			46,610,761
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	325,749
Boyd Gaming Corp.(a)
06/15/2031	4.750%	221,000	206,235
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	562,000	526,735
02/15/2030	7.000%	298,000	305,452
02/15/2032	6.500%	514,000	521,742
10/15/2032	6.000%	245,000	239,016
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	308,424
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	259,000	264,225
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,416
MGM Resorts International
09/15/2029	6.125%	197,000	196,340
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	385,365
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	474,000	425,302
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	698,000	680,063
Scientific Games International, Inc.(a)
11/15/2029	7.250%	302,000	308,681
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	275,000	273,781
Total			5,010,526
Health Care 1.7%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	613,000	574,290
Avantor Funding, Inc.(a)
07/15/2028	4.625%	326,000	315,124
11/01/2029	3.875%	678,000	625,346
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	418,215
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	106,000	103,066
04/01/2030	3.500%	498,000	482,785
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	197,119
03/15/2031	4.000%	185,000	165,509
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	412,000	401,694
04/15/2029	6.875%	333,000	280,871
05/15/2030	5.250%	841,000	734,740
02/15/2031	4.750%	531,000	443,093
01/15/2032	10.875%	312,000	334,646
Cigna Corp.
03/15/2050	3.400%	1,358,000	934,556
Cigna Group (The)
02/15/2054	5.600%	1,337,000	1,302,844
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	211,000	216,593
CVS Health Corp.
07/20/2045	5.125%	3,775,000	3,305,143
Encompass Health Corp.
02/01/2028	4.500%	422,000	410,373
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,816,037
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,478,115
09/01/2030	3.500%	20,878,000	19,146,302
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	646,029
05/15/2030	6.500%	294,000	303,194
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	411,377
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	335,000	313,578
10/01/2029	5.250%	1,078,000	1,044,734
Select Medical Corp.(a)
08/15/2026	6.250%	841,000	843,100
Star Parent, Inc.(a)
10/01/2030	9.000%	813,000	845,524
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	5,000	5,146
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	304,173
11/01/2027	5.125%	521,000	516,793
06/15/2028	4.625%	591,000	571,728
10/01/2028	6.125%	410,000	409,834
01/15/2030	4.375%	349,000	327,288
05/15/2031	6.750%	126,000	128,807
Total			49,357,766
Healthcare Insurance 1.7%
Aetna, Inc.
11/15/2042	4.125%	972,000	772,673
08/15/2047	3.875%	529,000	390,757
Centene Corp.
02/15/2030	3.375%	615,000	551,190
10/15/2030	3.000%	21,946,000	19,006,935
03/01/2031	2.500%	7,316,000	6,119,170
08/01/2031	2.625%	4,372,000	3,636,853
UnitedHealth Group, Inc.
04/15/2031	4.900%	5,811,000	5,841,080
04/15/2034	5.000%	15,044,000	14,976,790
Total			51,295,448
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	324,000	309,346
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	393,000	399,974
03/15/2032	7.375%	403,000	390,455
Civitas Resources, Inc.(a)
07/01/2028	8.375%	190,000	196,454
11/01/2030	8.625%	257,000	270,060
07/01/2031	8.750%	290,000	303,837
CNX Resources Corp.(a)
01/15/2029	6.000%	305,000	302,380
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,024,000	1,010,146
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	105,000	100,558
01/15/2030	5.875%	387,000	353,286
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	415,000	419,818
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,478
02/01/2029	5.750%	221,000	212,045
04/15/2030	6.000%	212,000	202,005
02/01/2031	6.000%	282,000	266,750
04/15/2032	6.250%	334,000	313,397
11/01/2033	8.375%	306,000	319,945
02/15/2035	7.250%	492,000	482,728
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	325,538
04/15/2032	6.500%	477,000	472,610
04/15/2033	6.250%	175,000	171,361
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,645,923
10/01/2054	6.050%	1,997,000	1,932,718
Permian Resources Operating LLC(a)
01/15/2032	7.000%	944,000	963,323
02/01/2033	6.250%	173,000	171,759
SM Energy Co.(a)
08/01/2029	6.750%	170,000	169,004
08/01/2032	7.000%	531,000	527,448
Total			11,945,000
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,493,947
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	133,409
Carnival Corp.(a)
03/01/2026	7.625%	402,000	404,870
08/01/2028	4.000%	582,000	555,066
08/15/2029	7.000%	183,000	191,335
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	283,000	303,733
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	207,000	205,074
10/01/2028	6.500%	204,000	205,472
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	257,249
08/01/2032	7.000%	98,000	100,533
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	343,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	519,000	519,466
07/15/2027	5.375%	210,000	209,583
09/30/2031	5.625%	271,000	270,120
03/15/2032	6.250%	183,000	186,455
02/01/2033	6.000%	349,000	351,145
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	471,000	482,738
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	517,390
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	17,000	17,011
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	304,239
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	551,102
07/15/2031	9.125%	277,000	299,284
Total			6,409,177
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,542,769
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,089,510
Total			5,632,279
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,964
05/01/2028	5.750%	67,000	67,074
02/15/2032	3.625%	253,000	222,272
04/01/2032	6.125%	521,000	526,376
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	154,588
01/15/2032	6.625%	447,000	446,969
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	174,339
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	296,633
Total			1,949,215
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	350,000	311,358
09/15/2028	9.000%	406,000	426,574
06/01/2029	7.500%	458,000	391,210
04/01/2030	7.875%	481,000	490,293
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	632,000	613,990
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	537,634	454,262
05/01/2027	8.375%	400,486	210,812
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	228,000	233,673
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	845,000	831,934
01/15/2029	4.250%	139,000	130,158
03/15/2030	4.625%	764,000	710,587
02/15/2031	7.375%	123,000	129,927
Roblox Corp.(a)
05/01/2030	3.875%	705,000	638,263
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	452,216
Warnermedia Holdings, Inc.
03/15/2052	5.141%	847,000	637,873
03/15/2062	5.391%	12,578,000	9,414,302
Total			16,077,432
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	215,892
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	102,060
10/01/2031	5.125%	633,000	596,383
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	115,399
Constellium SE(a)
06/15/2028	5.625%	747,000	729,542
04/15/2029	3.750%	460,000	416,423
08/15/2032	6.375%	376,000	370,465
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	724,908
04/01/2029	6.125%	441,000	443,941
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	507,000	452,244
Novelis Corp.(a)
11/15/2026	3.250%	256,000	246,188
01/30/2030	4.750%	554,000	518,796
08/15/2031	3.875%	244,000	214,437
Total			5,146,678
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	355,895
CNX Midstream Partners LP(a)
04/15/2030	4.750%	797,000	741,821
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	945,000	968,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	837,500
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,138,714
EQM Midstream Partners LP(a)
01/15/2029	4.500%	220,000	211,765
04/01/2029	6.375%	231,000	234,635
01/15/2031	4.750%	1,099,000	1,044,167
EQM Midstream Partners LP
07/15/2048	6.500%	500,000	503,463
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,093,062
NuStar Logistics LP
10/01/2025	5.750%	513,000	510,877
06/01/2026	6.000%	414,000	414,092
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,195,000	2,716,106
Sunoco LP(a)
05/01/2029	7.000%	301,000	310,847
05/01/2032	7.250%	299,000	311,507
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	715,000	703,394
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	898,000	829,435
08/15/2031	4.125%	692,000	629,994
11/01/2033	3.875%	1,567,000	1,360,529
Venture Global LNG, Inc.(a),(i),(k)
	9.000%	371,000	370,844
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	249,000	258,389
01/15/2030	7.000%	195,000	196,170
06/01/2031	8.375%	701,000	727,596
02/01/2032	9.875%	292,000	318,704
Total			21,787,880
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,497,420
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	174,756
Nabors Industries, Inc.(a)
01/31/2030	9.125%	591,000	611,370
08/15/2031	8.875%	601,000	569,436
Noble Finance II LLC(a)
04/15/2030	8.000%	206,000	208,845
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	481,985	494,486
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	507,000	522,408
Transocean, Inc.(a)
05/15/2029	8.250%	150,000	150,732
05/15/2031	8.500%	352,000	354,601
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	535,000	544,994
Total			3,631,628
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	205,823
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	175,672
Total			381,495
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	232,000	240,968
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	331,000	329,793
06/15/2029	4.750%	1,119,000	1,066,257
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	396,971
05/15/2029	4.875%	233,000	221,757
02/01/2030	7.000%	178,000	182,164
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	326,561
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	212,389
09/15/2029	4.000%	241,000	217,279
Service Properties Trust(a)
11/15/2031	8.625%	309,000	326,257
Total			3,520,396
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,227,000	1,076,613
Canpack SA/US LLC(a)
11/15/2029	3.875%	578,000	526,907
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	210,000	213,247
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	414,000	410,277
08/15/2027	8.500%	202,000	201,713
Total			2,428,757
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	229,000	227,056
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	122,635
AbbVie, Inc.
03/15/2029	4.800%	19,470,000	19,608,619
Amgen, Inc.
03/02/2063	5.750%	3,618,000	3,618,858
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	17,942,922
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,286,000	1,187,467
Organon Finance 1 LLC(a)
04/30/2028	4.125%	332,000	314,548
04/30/2031	5.125%	499,000	454,989
Total			43,250,038
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	447,733
10/15/2027	6.750%	520,000	518,062
04/15/2028	6.750%	782,000	786,539
11/01/2029	5.875%	220,000	207,802
01/15/2031	7.000%	162,000	163,193
10/01/2031	6.500%	165,000	163,707
10/01/2032	7.375%	345,000	342,508
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	387,159
AssuredPartners, Inc.(a)
01/15/2029	5.625%	555,000	525,313
02/15/2032	7.500%	175,000	176,313
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	800,000	762,531
HUB International Ltd.(a)
12/01/2029	5.625%	439,000	424,429
01/31/2032	7.375%	32,000	32,652
HUB International, Ltd.(a)
06/15/2030	7.250%	1,076,000	1,113,511
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	714,960
Ryan Specialty LLC(a)
08/01/2032	5.875%	101,000	100,573
USI, Inc.(a)
01/15/2032	7.500%	334,000	340,887
Total			7,207,872
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	492,346
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,240,595
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	472,000	487,117
Total			5,220,058
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	231,000	230,444
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	454,000	412,774
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	201,988
04/01/2032	5.375%	507,000	493,405
Total			1,338,611
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	566,000	520,947
Belron UK Finance PLC(a)
10/15/2029	5.750%	144,000	144,298
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	143,379
01/15/2030	6.375%	88,000	88,353
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	281,702
02/15/2031	9.000%	273,000	293,041
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	28,698
10/01/2030	6.625%	789,000	790,393
L Brands, Inc.
06/15/2029	7.500%	63,000	65,113
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	206,887
08/01/2031	8.250%	227,000	237,372
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	297,380
Lowe’s Companies, Inc.
04/01/2062	4.450%	8,514,000	6,793,833
09/15/2062	5.800%	1,818,000	1,817,631
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	386,005
02/15/2029	7.750%	628,000	609,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	657,000	561,705
Total			13,266,670
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	60,000	60,735
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	428,000	413,466
01/15/2027	4.625%	210,000	205,855
Kroger Co. (The)
09/15/2029	4.650%	7,435,000	7,435,216
Total			8,115,272
Technology 1.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	121,000	125,428
Block, Inc.
06/01/2026	2.750%	1,151,000	1,109,420
06/01/2031	3.500%	214,000	189,942
Block, Inc.(a)
05/15/2032	6.500%	304,000	309,518
Broadcom, Inc.(a)
11/15/2036	3.187%	9,347,000	7,576,365
Camelot Finance SA(a)
11/01/2026	4.500%	319,000	313,404
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	197,000	201,425
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	86,000	86,285
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	237,956
07/01/2029	4.875%	765,000	723,029
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,046,000	1,046,000
06/30/2032	8.250%	717,000	736,955
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	643,000	620,499
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	178,314
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,044,000	1,042,590
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	945,000	996,456
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	558,417
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	580,000	531,548
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	598,000	607,858
Intel Corp.
03/25/2050	4.750%	3,510,000	2,862,493
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	560,000	505,944
05/30/2029	9.500%	550,000	559,625
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	544,792
07/15/2028	5.000%	140,000	136,399
09/15/2029	4.875%	42,000	40,412
07/15/2030	5.250%	319,000	308,504
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	882,000	833,898
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	659,000	725,618
NCR Corp.(a)
10/01/2028	5.000%	530,000	509,426
04/15/2029	5.125%	160,000	152,712
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	738,000	690,102
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,004,792
01/15/2033	5.000%	3,969,000	3,906,616
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,062,000	1,036,371
PTC, Inc.(a)
02/15/2025	3.625%	149,000	148,193
Seagate HDD
12/15/2029	8.250%	290,000	311,849
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	249,179
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	425,000	418,684
08/15/2032	6.750%	160,000	164,134
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	287,825
UKG, Inc.(a)
02/01/2031	6.875%	858,000	879,100
Zebra Technologies Corp.(a)
06/01/2032	6.500%	325,000	332,501
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	866,665
Total			34,667,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	184,000	187,850
02/15/2031	8.000%	572,000	584,467
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	451,492
05/01/2028	4.600%	7,614,000	7,593,185
Total			8,816,994
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	151,256
Altice France SA(a)
07/15/2029	5.125%	675,000	505,013
10/15/2029	5.500%	681,000	514,263
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	16,162,894
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	730,000	627,873
07/15/2031	4.750%	600,000	519,611
04/15/2032	7.750%	208,000	208,222
Total			18,689,132
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	634,458
03/15/2031	8.625%	576,000	618,480
Iliad Holding SAS(a)
10/15/2026	6.500%	514,000	517,880
10/15/2028	7.000%	715,000	724,964
Iliad Holding SASU(a)
04/15/2031	8.500%	250,000	267,345
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	248,249
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	193,000	195,398
Total			3,206,774
Total Corporate Bonds & Notes (Cost $702,492,330)			660,368,749

Foreign Government Obligations(l) 1.7%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	175,000	174,040
11/15/2028	8.500%	197,000	209,073
05/15/2029	4.250%	216,000	196,586
02/15/2030	9.000%	576,000	612,675
Total			1,192,374
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,025,375
04/22/2032	3.250%	2,860,000	2,208,160
05/15/2049	5.200%	4,442,000	3,043,439
Total			8,276,974
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	787,260
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	3,520,943
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,065,591
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	2,150,000	2,155,761
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,534,688
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	3,191,253
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,430,924
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,272,592
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,954,489
Total			7,227,081
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	788,682
Saudi Arabia 0.2%
Gaci First Investment Co.(a)
10/13/2032	5.250%	6,693,000	6,695,241
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,556,888
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,477,724
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,896,371
Total			7,374,095
Total Foreign Government Obligations (Cost $57,306,255)			49,797,755

Residential Mortgage-Backed Securities - Agency(m) 41.3%

Fannie Mae REMICS(b),(n)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.243%	26,291,443	2,497,855
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.029%	34,964,308	3,896,930
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.029%	41,010,095	4,950,952
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.029%	18,100,777	1,945,301
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	18,849	18,702
12/01/2046- 08/01/2052	3.500%	72,183,111	65,080,505
12/01/2051	2.500%	18,529,903	15,546,266
02/01/2052- 05/01/2052	3.000%	64,816,294	56,054,663
03/01/2052	2.000%	26,267,293	20,858,022
09/01/2052- 11/01/2054	5.000%	69,700,428	68,580,746
02/01/2053- 05/01/2053	4.500%	59,529,140	56,760,574
09/01/2053- 12/01/2053	5.500%	41,527,848	41,535,699
12/01/2053	6.000%	23,041,020	23,488,162
Federal Home Loan Mortgage Corp.(o)
09/01/2049	3.000%	4,100,145	3,594,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.776%	166,863	13,573
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.926%	527,491	61,742
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.827%	492,868	43,130
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.079%	9,029,071	1,012,390
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.079%	4,533,096	559,463
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.926%	673,406	59,125
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.846%	332,473	31,523
Federal Home Loan Mortgage Corp.(n)
CMO Series 4176 Class BI
03/15/2043	3.500%	614,281	75,897
Federal Home Loan Mortgage Corp. REMICS(b),(n)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.026%	17,403,868	2,056,913
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.079%	32,136,678	3,331,879
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.876%	26,767,480	2,823,054
Federal Home Loan Mortgage Corp. REMICS(n)
CMO Series 5034 Class GI
11/25/2050	2.500%	17,579,026	2,685,191
CMO Series 5078 Class TI
02/25/2051	2.500%	22,817,781	3,528,238
CMO Series 5187 Class IK
01/25/2052	3.000%	20,851,485	3,755,298
Federal National Mortgage Association(b)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	6.665%	2,093	2,084
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	7.430%	44,207	45,546
Federal National Mortgage Association(o)
08/01/2043- 02/01/2048	4.000%	8,050,806	7,620,096
04/01/2049- 11/01/2051	3.000%	30,683,956	26,833,887
Federal National Mortgage Association
04/01/2051- 04/01/2052	3.000%	48,617,763	42,331,594
01/01/2052- 04/01/2052	2.500%	46,166,716	38,541,791
04/01/2052- 07/01/2052	4.000%	57,223,202	53,318,242
05/01/2052- 09/01/2052	3.500%	99,750,084	89,851,985
09/01/2052- 09/01/2053	5.000%	32,447,620	31,987,112
10/01/2053	5.500%	20,548,577	20,552,460
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,220,320	3,824,566
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.929%	1,724,974	168,635
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.179%	1,021,073	116,660
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.029%	749,814	83,812
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.029%	3,407,536	374,544
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.029%	7,352,054	710,657
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.179%	3,658,653	449,591
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.129%	3,267,207	389,524
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.179%	2,947,269	335,930
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.179%	5,991,547	726,851
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.229%	3,949,268	485,640
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.229%	3,090,521	404,948
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.179%	5,519,783	651,342
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.079%	13,073,722	1,477,579
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.079%	23,209,789	2,627,244
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.079%	8,388,249	1,123,680
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.079%	7,238,835	853,181
Federal National Mortgage Association REMICS(b),(n)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.179%	14,872,160	1,508,019
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.079%	19,960,515	2,139,610
Freddie Mac REMICS(n)
CMO Series 5152 Class XI
11/25/2050	2.500%	37,096,504	4,316,464
CMO Series 5287 Class NI
05/25/2051	3.500%	19,481,090	3,880,415
Freddie Mac REMICS(b),(n)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.093%	20,568,406	1,389,636
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	0.926%	23,022,877	2,629,535
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.625%	581	580
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(o)
04/20/2048	4.500%	3,051,134	2,953,898
Government National Mortgage Association(n)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,930,615	312,610
CMO Series 2020-175 Class KI
11/20/2050	2.500%	21,553,381	3,072,219
CMO Series 2020-189 Class HI
12/20/2050	3.000%	26,093,607	4,136,278
CMO Series 2020-191 Class UG
12/20/2050	3.500%	14,101,894	2,432,226
CMO Series 2021-119 Class QI
07/20/2051	3.000%	19,456,351	3,061,887
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	32,479,964	5,471,614
CMO Series 2021-16 Class KI
01/20/2051	2.500%	19,245,397	2,842,389
CMO Series 2021-89 Class IO
05/20/2051	3.000%	20,645,871	3,263,584
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	12,454,842	1,571,490
Government National Mortgage Association(b),(n)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	0.836%	10,975,126	1,058,953
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	1.226%	20,170,662	2,584,233
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.326%	8,743,127	1,420,197
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.326%	3,955,478	427,259
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.326%	15,104,338	2,018,831
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.326%	4,924,460	618,827
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.326%	19,250,841	2,297,948
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.326%	2,042,664	237,699
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.276%	2,984,421	373,697
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.326%	2,782,214	333,430
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.326%	3,536,628	408,558
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.376%	4,546,753	466,806
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.326%	3,672,490	409,472
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.276%	2,552,535	279,143
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	1.326%	21,165,833	2,564,636
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.326%	7,055,124	896,392
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.276%	5,978,458	679,287
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.326%	3,587,041	398,187
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.326%	4,730,153	464,931
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.326%	3,595,139	395,622
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.126%	5,621,992	615,314
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.276%	4,102,836	454,103
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.276%	4,384,668	498,298
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.176%	4,354,330	518,713
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.226%	18,342,177	2,176,057
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.276%	3,917,210	457,580
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.276%	6,317,993	821,875
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.176%	3,095,092	367,288
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.176%	23,564,835	2,521,423
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.276%	5,372,662	614,098
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	1.326%	23,568,342	3,242,768
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.410%	21,214,981	3,061,875
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.226%	37,100,626	4,307,728
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.610%	27,691,245	2,930,124
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.326%	19,750,389	2,433,515
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.110%	29,201,721	1,246,975
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.610%	48,743,309	3,483,426
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.176%	35,406,060	4,244,691
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.176%	35,760,356	4,158,690
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.226%	30,848,843	3,685,567
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.960%	34,064,517	2,886,235
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.110%	27,524,291	2,478,703
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.260%	42,998,395	5,733,724
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.560%	26,551,068	1,136,776
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.560%	56,525,955	4,351,198
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.060%	19,520,703	1,613,166
Government National Mortgage Association TBA(c)
11/20/2054	4.000%	36,000,000	33,510,938
11/20/2054	4.500%	50,000,000	47,721,388
11/20/2054	5.000%	75,000,000	73,253,332
Uniform Mortgage-Backed Security TBA(c)
11/18/2039	3.000%	32,000,000	29,891,232
11/14/2054	4.000%	50,000,000	46,191,574
11/14/2054	4.500%	50,000,000	47,465,256
11/14/2054	5.000%	15,000,000	14,574,460
11/14/2054	5.500%	53,000,000	52,496,449
11/14/2054	6.000%	31,000,000	31,197,618
Total Residential Mortgage-Backed Securities - Agency (Cost $1,252,051,764)			1,210,394,677

Residential Mortgage-Backed Securities - Non-Agency 17.3%

Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	1,328,751	1,319,901
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	8,364,854	8,364,854
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	3,246,563	3,210,164
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,420,797
CMO Series 2022-3 Class A1
05/25/2067	5.000%	10,377,383	10,370,429
CMO Series 2022-5 Class A1
01/25/2058	6.000%	5,531,285	5,511,416
CHNGE Mortgage Trust(a),(i)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	10,261,609	10,376,878
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,660,596	1,635,955
COLT Mortgage Loan Trust(a),(f)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	6,373,649	5,237,343
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,752,028
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,471,867
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.121%	1,220,972	1,227,296
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,324,147	1,162,281
Cross Mortgage Trust(a),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	10,000,000	9,994,039
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,938,529
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,562,486	4,775,432
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,771,080	5,004,275
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,220,706
FIGRE Trust(a),(f)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,912,210	2,927,688
FMC GMSR Issuer Trust(a),(f)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,024,950
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	3,667,458	3,618,761
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.507%	2,130,147	2,142,000
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.707%	7,900,000	7,987,723
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.107%	5,132,000	5,526,445
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	5,024,994	4,740,497
GCAT Trust(a),(f)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,202,877
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,592,321
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,466,231
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.757%	12,765,656	12,844,187
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,896,337	13,536,685
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,169,336	2,723,662
Legacy Mortgage Asset Trust(a),(i)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	4,796,335	4,782,923
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	3,710,989	3,703,011
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	5,530,470	5,482,437
MFA Trust(a),(f)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,489,546
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	11,751,174
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	14,724,153	14,723,675
Mill City Mortgage Loan Trust(a),(i)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,968,074	3,986,085
New Residential Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.860%	10,000,000	6,607,802
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,697,070	1,662,019
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	6.907%	125,530	125,600
OBX Trust(a),(i)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	6,550,000	6,549,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	7,185,239	7,116,078
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	7,358,741	7,273,797
CMO Series 2021-7 Class A1
08/25/2026	4.867%	4,257,053	4,207,593
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	3,687,279	3,637,049
PRET LLC(a),(i)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	8,578,785	8,641,527
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	5,446,951	5,447,464
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	12,000,000	11,965,174
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	13,850,000	13,849,702
CMO Series 2024-NPL6 Class A2
10/25/2054	8.836%	7,500,000	7,499,765
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	11,376,469	11,474,312
PRET LLC(a),(c),(i)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	9,850,000	9,849,984
Pretium Mortgage Credit Partners(a),(i)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	11,499,956	11,441,891
Pretium Mortgage Credit Partners I LLC(a),(i)
CMO Series 2021-NPL2 Class A1
06/27/2060	4.992%	5,933,721	5,791,217
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	3,394,954	3,363,839
PRPM LLC(a),(i)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,262,639	2,979,453
CMO Series 2024-5 Class A1
09/25/2029	5.689%	6,815,857	6,782,883
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.857%	5,382,068	5,395,887
RCO Mortgage LLC(a),(i)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	7,355,664	7,370,673
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	20,270	20,143
Saluda Grade Alternative Mortgage Trust(a),(d),(e),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	5,324,072	9,023,238
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,769,796
Stanwich Mortgage Loan Co. LLC(a),(i)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	677,316	676,651
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,677,188
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,831,426	1,543,441
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,633,105
CMO Series 2022-2 Class A1
02/25/2067	3.122%	2,471,002	2,310,852
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,118,344
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,112,899	7,068,345
VCAT Asset Securitization LLC(a),(i)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	1,645,585	1,555,526
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	6,858,075	6,820,802
VCAT LLC(a),(i)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	7,044,920	6,748,425
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	729,597	715,363
CMO Series 2021-NPL5 Class A2
08/25/2051	3.844%	7,572,308	7,185,032
Vericrest Opportunity Loan Transferee CVI LLC(a),(i)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	14,090,919	13,967,767
Vericrest Opportunity Loan Transferee XCIX LLC(a),(i)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	2,411,774	2,384,775
Vericrest Opportunity Loan Transferee XCVI LLC(a),(i)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	2,578,838	2,573,963
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	12,608,249
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,868,864
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,716,401	1,459,148
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,249,848	2,769,217
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,819,144
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,835,438	5,061,576
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,114,661	1,054,569
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,116,659
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	495,024	477,314
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	5,116,697	4,654,033
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,626,684	1,475,614
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $529,941,420)			507,437,912

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(p)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.104%	299,250	299,495
Airlines 0.0%
Air Canada(b),(p)
Term Loan
3-month Term SOFR + 2.500% 03/14/2031	7.253%	199,000	199,022
American Airlines, Inc.(b),(p)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.209%	300,000	298,767
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/14/2031	7.385%	91,448	91,513
Total			589,302
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.637%	300,000	300,939
First Brands Group LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	297,895	288,958
Total			589,897
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	8.685%	297,750	296,029
Focus Financial Partners LLC(b),(p)
Term Loan
1-month Term SOFR + 3.250% 09/11/2031	7.935%	110,825	110,874
Focus Financial Partners LLC(b),(p),(q),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/15/2031	0.500%	11,903	11,908
HighTower Holding LLC(b),(p)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.748%	147,719	147,830
Jefferies Finance LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.759%	139,658	138,262
June Purchaser LLC(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.451%	115,714	115,714
3-month Term SOFR + 3.250% 09/11/2031	8.451%	19,286	19,286
OSAIC Holdings, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 4.000% 08/17/2028	9.321%	150,000	149,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.585%	208,403	186,967
VFH Parent LLC(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.435%	96,857	96,978
Total			1,273,785
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(p)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/03/2031	9.304%	44,828	44,491
Foundation Building Materials, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.097%	297,692	292,980
Gulfside Supply, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 06/17/2031	8.320%	150,000	149,925
Hunter Douglas Holding BV(b),(p)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.571%	297,716	296,287
LBM Acquisition LLC (b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.668%	298,482	293,930
Madison Safety & Flow LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.968%	40,943	41,097
Quikrete Holdings, Inc.(b),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 03/25/2031	7.185%	297,723	297,464
Specialty Building Products Holdings LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.535%	118,750	117,535
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	6.759%	199,637	199,973
White Cap Supply Holdings LLC(b),(p)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.935%	298,473	297,658
Total			2,031,340
Cable and Satellite 0.0%
UPC Financing Partnership(b),(p)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.825%	150,000	149,667
Virgin Media Bristol LLC(b),(p)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.418%	300,000	291,000
Total			440,667
Chemicals 0.1%
A-AP Buyer, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.250% 09/09/2031	7.854%	43,818	43,928
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(p)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	6.604%	285,942	286,686
Ineos Quattro Holdings UK Ltd.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/03/2029	9.035%	298,500	296,822
Ineos US Finance LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% 11/03/2027	8.435%	299,250	299,872
Olympus Water US Holding Corp.(b),(p)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	8.104%	276,100	276,376
USALCO LLC(b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/17/2031	8.685%	56,349	56,648
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(p),(q),(r)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/18/2031	7.942%	5,806	5,837
Windsor Holdings III LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	8.259%	297,754	298,721
WR Grace Holdings LLC(b),(p)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	510,562	511,201
Total			2,076,091
Consumer Cyclical Services 0.1%
AlixPartners LLP(b),(p)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.300%	297,686	297,984
Arches Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.035%	296,907	284,104
Cast & Crew LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.435%	146,971	143,481
Conservice Midco LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.185%	297,754	299,031
Corporation Service Co.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/03/2029	7.185%	308,876	309,185
Ensemble RCM LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.585%	70,136	70,198
Fleet Midco I Ltd.(b),(p)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	102,684	102,812
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
OMNIA Partners LLC(b),(p)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	7.867%	150,000	150,219
PG Polaris Bidco SARL(b),(p)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.604%	282,529	282,953
Prime Security Services Borrower LLC(b),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.107%	148,877	148,853
RAVEN Acquisition Holdings(b),(p),(q)
Term Loan
3-month Term SOFR + 3.250% 10/25/2031	8.054%	4,983	4,950
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/25/2031	8.054%	69,763	69,301
Total			2,163,071
Consumer Products 0.0%
Amer Sports Co.(b),(p)
Term Loan
3-month Term SOFR + 2.750% 02/08/2031	7.846%	229,059	229,345
Bombardier Recreational Products, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.435%	297,000	296,471
Recess Holdings, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/14/2030	9.085%	298,500	299,945
Total			825,761
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.500% 09/30/2030	7.185%	297,578	297,765
CD&R Hydra Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.785%	210,619	209,987
EMRLD Borrower LP(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/23/2030	7.557%	284,709	284,191
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(p)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	253,750	253,846
Madison IAQ LLC(b),(p)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	297,692	297,368
NVENT Thermal LLC(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	51,562	51,563
TK Elevator Midco GmbH(b),(p)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/11/2030	8.588%	297,756	298,408
WEC US Holdings Ltd.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 01/21/2031	7.422%	284,497	284,636
Total			1,977,764
Electric 0.0%
Alpha Generation LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.446%	81,887	81,842
Calpine Corp.(b),(p)
Term Loan
1-month Term SOFR + 2.000% 01/13/2031	7.338%	298,500	297,539
Carroll County Energy LLC(b),(p)
Term Loan
3-month Term SOFR + 4.000% 06/20/2031	8.604%	135,218	135,275
Compass Power Generation LLC(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.435%	54,842	55,075
Cornerstone Generation(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	150,000	150,000
EFS Cogen Holdings I LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	8.110%	182,637	181,876
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Projects Acquiror LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/22/2031	8.435%	125,095	125,506
South Field Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	49,783	49,741
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	3,053	3,051
Vistra Zero Operating Co. LLC(b),(p)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.435%	157,542	157,767
Total			1,237,672
Environmental 0.0%
AAL Delaware Holdco, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.185%	45,076	45,263
Northstar Group Services, Inc.(b),(p)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/07/2030	10.014%	103,281	103,462
Reworld Holding Corp.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.193%	276,620	276,720
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	21,252	21,260
Tidal Waste & Recycling Holdings LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/30/2031	8.243%	60,000	60,000
Total			506,705
Food and Beverage 0.1%
A-AG US GSI BIDCO(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 5.000% 10/08/2031	9.672%	108,333	108,062
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.685%	300,000	300,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aspire Bakeries Holdings(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/23/2030	9.009%	105,708	105,356
CHG PPC Parent LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/08/2028	7.550%	59,230	58,934
Golden State Foods, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 4.250% 10/07/2031	9.170%	123,860	123,860
Primary Products Finance LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.248%	297,750	298,122
Triton Water Holdings, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.115%	297,693	297,803
Total			1,292,137
Gaming 0.1%
Caesars Entertainment, Inc.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/01/2031	7.435%	219,947	219,844
ECL Entertainment LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	8.685%	144,581	144,672
Entain PLC(b),(p)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	298,495	298,003
Fertitta Entertainment LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	8.536%	297,710	297,722
Flutter Entertainment PLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 11/15/2030	6.604%	297,750	297,527
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HRNI Holdings LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.035%	285,938	283,315
Ontario Gaming GTA LP(b),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/20/2030	8.893%	250,534	250,399
Penn Entertainment, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	7.535%	297,716	297,885
Scientific Games Holdings LP (b),(p)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.590%	299,241	297,888
Total			2,387,255
Health Care 0.1%
Agiliti Health, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	7.375%	82,915	81,671
Auris Luxembourg III SARL(b),(p),(q)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,727	122,727
Medline Borrower LP(b),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.435%	452,010	452,313
Parexel International, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.685%	286,198	285,938
Select Medical Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	7.685%	53,475	53,653
Southern Veterinary Partners LLC(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/31/2031		80,889	80,484
Star Parent, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.750% 09/19/2030	8.354%	298,500	291,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.495%	298,500	299,085
Upstream Newco, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.097%	297,692	258,992
Total			1,926,686
Leisure 0.1%
Alterra Mountain Co.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	7.935%	348,232	348,124
Bulldog Purchaser, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	8.854%	52,286	52,428
Carnival Corp. (b),(p)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.435%	187,959	188,312
Cinemark USA, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	7.911%	297,748	298,430
Crown Financec US, Inc.(b),(p),(q)
Term Loan
3-month Term SOFR + 5.250% 10/31/2031	6.300%	127,500	126,703
Motion Acquisition Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.104%	230,305	219,414
UFC Holdings LLC(b),(p)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	7.637%	297,444	297,598
Total			1,531,009
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(p)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.185%	203,266	202,504
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(b),(p)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.435%	297,727	297,051
Total			499,555
Media and Entertainment 0.1%
AppLovin Corp.(b),(p)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.185%	298,500	298,873
Cengage Learning, Inc.(b),(p)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/15/2031	9.538%	199,000	199,712
Creative Artists Agency LLC(b),(p)
Term Loan
1-month Term SOFR + 2.750% 09/12/2031	7.435%	297,750	297,649
Dotdash Meredith, Inc.(b),(e),(p)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	8.772%	297,698	298,815
E.W. Scripps Co. (The)(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 02/01/2028	7.800%	296,733	276,499
Plano Holdco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.500% 08/30/2031	8.092%	38,241	38,433
Playtika Holding Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.550%	297,687	297,153
StubHub Holdco Sub LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/11/2030	9.435%	192,376	191,814
Univision Communications, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.050%	148,475	146,000
Total			2,044,948
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.1%
CQP Holdco LP(b),(p)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	6.854%	298,502	298,248
Epic Crude Services LP(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/10/2031	7.656%	38,118	38,084
Freeport LNG Investments LLLP(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	8.379%	346,410	344,325
GIP Pilot Acquisition Partners LP(b),(p)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.090%	298,013	297,393
NGP XI Midstream Holdings LLC(b),(p)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.604%	90,000	89,944
Oryx Midstream Services Permian Basin LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	7.918%	297,750	297,709
Rockpoint Gas Storage Partners LP(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/12/2031	8.363%	135,000	134,579
Whitewater DBR Holdco LLC(b),(p)
Term Loan
3-month Term SOFR + 2.750% 02/15/2031	7.354%	244,841	245,071
Total			1,745,353
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(p)
Term Loan
1-month Term SOFR + 5.250% 05/30/2029	9.935%	88,240	88,240
MRC Global, Inc.(b),(p),(q)
Tranche B Term Loan
6-month Term SOFR + 3.500% 10/24/2031	7.931%	111,991	111,711
Total			199,951
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.201%	297,716	293,497
Dynamo Midco BV(b),(p)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/25/2031	8.245%	60,000	60,075
IGT Holding IV AB(b),(e),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.492%	297,686	298,431
Total			652,003
Other Industry 0.0%
Artera Services LLC(b),(p)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	70,830	69,960
Brand Industrial Services, Inc.(b),(p)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	16,583	16,350
Total			86,310
Other REIT 0.0%
OEG Borrower LLC(b),(p)
Term Loan
3-month Term SOFR + 3.500% 06/25/2031	8.363%	55,556	55,521
Packaging 0.0%
Anchor Packaging LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/30/2029	8.435%	169,743	169,864
Charter Next Generation, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% 12/01/2027	7.685%	347,294	347,176
Clydesdale Acquisition Holdings, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.860%	298,053	297,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen, Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.185%	283,460	283,568
Total			1,097,841
Paper 0.0%
Verde Purchaser LLC(b),(p)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	9.104%	199,500	197,605
Property & Casualty 0.1%
Acrisure LLC (b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	8.009%	145,953	145,588
Alliant Holdings Intermediate LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 09/19/2031	7.759%	37,500	37,313
AssuredPartners, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.345%	298,500	298,906
Asurion LLC(b),(p)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.935%	150,000	148,162
Broadstreet Partners, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	7.935%	498,002	497,404
Hub International Ltd.(b),(p)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	7.367%	298,502	299,039
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(p)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.585%	298,488	298,530
Truist Insurance Holdings LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2031	7.854%	202,778	202,906
Total			1,927,848
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
Dave & Busters, Inc.(b),(p),(q)
Tranche B Term Loan
1-month Term SOFR + 3.250% 09/29/2031	7.938%	186,837	186,183
IRB Holding Corp.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	7.535%	298,500	298,315
Whatabrands LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.435%	396,985	396,719
Total			881,217
Retailers 0.0%
Belron Finance LLC(b),(p),(q)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/01/2031	7.536%	120,449	120,850
Great Outdoors Group LLC(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.550%	347,314	347,836
Harbor Freight Tools USA, Inc.(b),(p)
Term Loan
6-month Term SOFR + 2.500% 06/05/2031	7.192%	159,270	155,109
PetSmart LLC(b),(p)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.535%	296,931	294,968
Total			918,763
Technology 0.3%
Adeia, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	7.759%	267,990	267,934
Ahead DB Holdings LLC(b),(p),(q)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	8.104%	150,000	150,358
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(b),(p),(q)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/07/2031	7.604%	150,000	150,271
Ascend Learning LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.285%	739,494	738,917
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.535%	338,000	331,804
athenahealth Group, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	7.935%	297,716	296,537
Barracuda Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.085%	297,727	280,012
Boost Newco Borrower LLC(b),(p)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	300,000	300,564
Boxer Parent Co., Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	8.335%	116,667	116,269
Camelot US Acquisition LLC(b),(p)
Term Loan
1-month Term SOFR + 2.750% 01/25/2031	7.435%	298,500	298,724
Central Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	350,000	347,077
Cloud Software Group, Inc.(b),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	8.604%	397,872	397,693
Cloudera, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.535%	296,947	292,121
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cotiviti, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	7.922%	298,500	298,500
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.685%	134,667	112,784
Dun & Bradstreet Corp. (The)(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	7.468%	298,500	298,966
Ellucian Holdings, Inc.(b),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.285%	297,293	298,355
Envestnet, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/19/2031	8.604%	109,391	109,309
Flash Charm, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	298,481	293,257
Fortress Intermediate 3, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.750% 05/08/2031	8.435%	150,000	149,688
Genesys Cloud Services Holdings I LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/01/2027	7.685%	22,899	22,938
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/15/2030	8.092%	158,242	157,895
ICON Parent, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/11/2031	8.201%	67,809	67,322
Idemia Group SAS(b),(e),(p)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.854%	298,500	300,739
Ingram Micro, Inc.(b),(p)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.564%	189,983	190,002
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leia Finco US LLC(b),(p)
Term Loan
3-month Term SOFR + 3.250% 07/02/2031	7.887%	116,667	115,533
Lummus Technology Holdings V LLC(b),(p),(q)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.300%	170,226	170,359
McAfee Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.100%	298,490	297,619
Mitchell International, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/06/2031	7.935%	151,565	150,219
Nielsen Consumer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.435%	150,000	149,345
Open Text Corp.(b),(p)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	6.935%	191,033	191,547
Peraton Corp.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.535%	237,395	229,383
Project Boost Purchaser LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.147%	29,655	29,682
Proofpoint, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2028	7.685%	297,738	297,801
Sovos Compliance LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.300%	297,706	297,334
Thunder Generation Funding LLC(b),(p)
Term Loan
3-month Term SOFR + 3.000% 09/27/2031	7.610%	94,444	94,515
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.000% 01/30/2031	7.617%	314,248	314,506
Ultra Clean Holdings, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.935%	121,140	121,594
Virtusa Corp.(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.935%	156,103	155,985
Total			8,883,458
Transportation Services 0.0%
Brown Group Holding LLC(b),(p)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	7.472%	299,250	298,801
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.685%	299,250	300,654
Total Senior Loans (Cost $41,096,789)			40,938,465

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,500,000	3,179,531
07/31/2028	1.000%	3,500,000	3,119,649
Total U.S. Treasury Obligations (Cost $6,239,915)			6,299,180

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $7,551,250)	4,954,833

Put Option Contracts Purchased 0.0%

(Cost $1,791,250)	484,540
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(s),(t)	199,395,905	199,356,026
Total Money Market Funds (Cost $199,320,546)		199,356,026
Total Investments in Securities (Cost: $3,474,988,531)		3,344,452,723
Other Assets & Liabilities, Net		(416,156,958)
Net Assets		2,928,295,765
At October 31, 2024, securities and/or cash totaling $42,948,338 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,832 USD	101,100 EUR	Citi	11/13/2024	—	(2,820)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	2,974	03/2026	USD	716,287,900	—	(4,019,384)
3-Month SOFR	2,039	06/2026	USD	491,220,588	220,943	—
Euro-Bobl	969	12/2024	EUR	114,487,350	—	(854,546)
Euro-Bund	998	12/2024	EUR	131,536,400	—	(3,071,906)
U.S. Long Bond	79	12/2024	USD	9,319,531	39,348	—
U.S. Treasury 10-Year Note	2,357	12/2024	USD	260,374,844	—	(2,290,732)
U.S. Treasury 2-Year Note	1,538	12/2024	USD	316,743,890	—	(2,370,209)
U.S. Treasury Ultra Bond	1,004	12/2024	USD	126,127,500	—	(8,440,530)
Total					260,291	(21,047,307)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,974)	03/2025	USD	(710,934,700)	1,753,982	—
3-Month SOFR	(2,039)	06/2025	USD	(489,028,663)	—	(136,756)
U.S. Treasury 5-Year Note	(2,490)	12/2024	USD	(267,013,594)	820,986	—
Total					2,574,968	(136,756)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.80	04/10/2025	1,842,000	1,500,120
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	351,130
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	11/29/2024	2,853,000	967,203
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	4.00	05/07/2025	2,090,000	2,136,380
Total							7,551,250	4,954,833

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	167,125
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	317,415
Total							1,791,250	484,540

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	118,655,000	738,534	—	—	738,534	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	87,123,000	(1,133)	—	—	—	(1,133)
Total							737,401	—	—	738,534	(1,133)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	640,432	(2,917)	671,142	—	—	(33,627)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	896,604	(4,083)	1,690,596	—	—	(798,075)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,142,177	(3,383)	1,526,430	—	—	(387,636)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	217,747	(992)	246,239	—	—	(29,484)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,430,054	(4,667)	309,478	—	1,115,909	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	217,747	(992)	54,440	—	162,315	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	178,756	(583)	55,338	—	122,835	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	938,981	(3,372)	1,304,285	—	—	(368,676)
Total							5,662,498	(20,989)	5,857,948	—	1,401,059	(1,617,498)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	87,490,000	(199,014)	—	—	—	(199,014)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.026	USD	7,000,000	(1,251,297)	4,083	—	(796,218)	—	(450,996)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.026	USD	5,000,000	(893,784)	2,917	—	(1,026,515)	135,648	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.026	USD	5,000,000	(893,784)	2,917	—	(795,173)	—	(95,694)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	39.031	USD	6,344,432	(780,510)	3,701	—	(1,236,311)	459,502	—
Total								(3,819,375)	13,618	—	(3,854,217)	595,150	(546,690)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.810%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $1,373,917,169, which represents 46.92% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $16,063,988, which represents 0.55% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2024.

(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(j)	Represents a security in default.
(k)	Perpetual security with no specified maturity date.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
11/14/2054 3.000%	(65,000,000)	11/14/2024	(57,474,219)	(55,951,135)

(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)
The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	Represents a security purchased on a forward commitment basis.
(r)
At October 31, 2024, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Focus Financial Partners LLC Tranche B Term Loan 09/15/2031 0.500%	11,903
USALCO LLC Term Loan 09/18/2031 7.942%	5,806

(s)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	193,670,471	662,020,716	(656,361,160)	25,999	199,356,026	6,744	4,880,532	199,395,905
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	614,290,632	6,999,681	621,290,313
Commercial Mortgage-Backed Securities - Non-Agency	—	42,133,103	—	42,133,103
Common Stocks
Financials	400,069	—	—	400,069
Industrials	116,842	—	—	116,842
Total Common Stocks	516,911	—	—	516,911
Convertible Bonds	—	480,259	—	480,259
Corporate Bonds & Notes	—	660,327,680	41,069	660,368,749
Foreign Government Obligations	—	49,797,755	—	49,797,755
Residential Mortgage-Backed Securities - Agency	—	1,210,394,677	—	1,210,394,677
Residential Mortgage-Backed Securities - Non-Agency	—	490,049,820	17,388,092	507,437,912
Senior Loans	—	40,040,480	897,985	40,938,465
U.S. Treasury Obligations	—	6,299,180	—	6,299,180
Call Option Contracts Purchased	—	4,954,833	—	4,954,833
Put Option Contracts Purchased	—	484,540	—	484,540
Money Market Funds	199,356,026	—	—	199,356,026
Total Investments in Securities	199,872,937	3,119,252,959	25,326,827	3,344,452,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Sale Commitments	—	(55,951,135)	—	(55,951,135)
Investments in Derivatives
Asset
Futures Contracts	2,835,259	—	—	2,835,259
Swap Contracts	—	2,734,743	—	2,734,743
Liability
Forward Foreign Currency Exchange Contracts	—	(2,820)	—	(2,820)
Futures Contracts	(21,184,063)	—	—	(21,184,063)
Swap Contracts	—	(2,364,335)	—	(2,364,335)
Total	181,524,133	3,063,669,412	25,326,827	3,270,520,372
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,266,325,485)	$3,139,657,324
Affiliated issuers (cost $199,320,546)	199,356,026
Option contracts purchased (cost $9,342,500)	5,439,373
Foreign currency (cost $153)	153
Cash collateral held at broker for:
Swap contracts	250,000
TBA	2,815,273
Margin deposits on:
Swap contracts	9,025,082
Unrealized appreciation on swap contracts	1,996,209
Upfront payments on swap contracts	5,857,948
Receivable for:
Investments sold	8,020,823
Investments sold on a delayed delivery basis	57,571,258
Capital shares sold	38,519,935
Dividends	852,506
Interest	14,955,160
Foreign tax reclaims	3,127
Variation margin for futures contracts	949,576
Variation margin for swap contracts	374,892
Expense reimbursement due from Investment Manager	389,211
Prepaid expenses	15,748
Deferred compensation of board members	421,890
Other assets	37,485
Total assets	3,486,508,999
Liabilities
Forward sale commitments, at value (proceeds receivable $57,474,219)	55,951,135
Due to custodian	417,939
Unrealized depreciation on forward foreign currency exchange contracts	2,820
Unrealized depreciation on swap contracts	2,164,188
Upfront receipts on swap contracts	3,854,217
Payable for:
Investments purchased	43,584,317
Investments purchased on a delayed delivery basis	434,048,959
Capital shares redeemed	3,988,260
Distributions to shareholders	11,923,956
Variation margin for futures contracts	1,313,957
Interest on forward sale commitments	70,417
Management services fees	37,971
Distribution and/or service fees	4,474
Transfer agent fees	270,709
Compensation of chief compliance officer	249
Compensation of board members	2,167
Other expenses	84,890
Deferred compensation of board members	492,609
Total liabilities	558,213,234
Net assets applicable to outstanding capital stock	$2,928,295,765
Represented by
Paid in capital	3,621,179,405
Total distributable earnings (loss)	(692,883,640)
Total - representing net assets applicable to outstanding capital stock	$2,928,295,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024 (Unaudited)
Class A
Net assets	$552,791,911
Shares outstanding	18,240,148
Net asset value per share	$30.31
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.25
Advisor Class
Net assets	$253,572,983
Shares outstanding	8,377,238
Net asset value per share	$30.27
Class C
Net assets	$24,403,296
Shares outstanding	805,157
Net asset value per share	$30.31
Institutional Class
Net assets	$1,368,475,896
Shares outstanding	45,128,046
Net asset value per share	$30.32
Institutional 2 Class
Net assets	$229,193,541
Shares outstanding	7,572,710
Net asset value per share	$30.27
Institutional 3 Class
Net assets	$424,751,249
Shares outstanding	14,007,172
Net asset value per share	$30.32
Class R
Net assets	$3,302,522
Shares outstanding	108,917
Net asset value per share	$30.32
Class S
Net assets	$71,804,367
Shares outstanding	2,368,181
Net asset value per share	$30.32
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$4,880,532
Interest	71,279,139
Interfund lending	2,310
Total income	76,161,981
Expenses:
Management services fees	6,831,373
Distribution and/or service fees
Class A	695,531
Class C	114,143
Class R	13,532
Transfer agent fees
Class A	314,177
Advisor Class	146,575
Class C	12,886
Institutional Class	758,222
Institutional 2 Class	65,563
Institutional 3 Class	11,079
Class R	3,072
Class S	5,595
Custodian fees	29,648
Printing and postage fees	77,350
Registration fees	86,117
Accounting services fees	26,570
Legal fees	18,942
Interest on collateral	379,725
Compensation of chief compliance officer	249
Compensation of board members	20,083
Deferred compensation of board members	8,735
Other	27,519
Total expenses	9,646,686
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,275,817)
Fees waived by transfer agent
Institutional 2 Class	(9,412)
Institutional 3 Class	(3,848)
Expense reduction	(1,231)
Total net expenses	7,356,378
Net investment income	68,805,603
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Statement of Operations (continued)
Six Months Ended October 31, 2024 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$3,325,665
Investments — affiliated issuers	6,744
Foreign currency translations	5,213
Forward foreign currency exchange contracts	(3,290)
Futures contracts	18,851,049
Option contracts purchased	(1,042,423)
Option contracts written	1,202,172
Swap contracts	(2,236,513)
Net realized gain	20,108,617
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	93,741,774
Investments — affiliated issuers	25,999
Foreign currency translations	1,031
Forward sale commitments	1,523,084
Forward foreign currency exchange contracts	25
Futures contracts	(4,003,435)
Option contracts purchased	(2,003,483)
Swap contracts	(27,275)
Net change in unrealized appreciation (depreciation)	89,257,720
Net realized and unrealized gain	109,366,337
Net increase in net assets resulting from operations	$178,171,940
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$68,805,603	$151,865,580
Net realized gain (loss)	20,108,617	(160,400,721)
Net change in unrealized appreciation (depreciation)	89,257,720	(5,069,916)
Net increase (decrease) in net assets resulting from operations	178,171,940	(13,605,057)
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,760,468)	(27,382,328)
Advisor Class	(6,275,604)	(12,801,510)
Class C	(438,364)	(795,301)
Institutional Class	(32,488,844)	(66,542,492)
Institutional 2 Class	(5,944,173)	(14,669,979)
Institutional 3 Class	(9,960,534)	(23,851,164)
Class R	(116,777)	(295,498)
Class S	(264,692)	—
Total distributions to shareholders	(68,249,456)	(146,338,272)
Increase (decrease) in net assets from capital stock activity	(54,442,736)	229,962,152
Total increase in net assets	55,479,748	70,018,823
Net assets at beginning of period	2,872,816,017	2,802,797,194
Net assets at end of period	$2,928,295,765	$2,872,816,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,124,932	34,590,285	2,315,300	68,985,562
Distributions reinvested	399,789	12,169,425	883,294	26,149,928
Shares redeemed	(1,809,948)	(54,917,155)	(4,920,258)	(145,175,088)
Net decrease	(285,227)	(8,157,445)	(1,721,664)	(50,039,598)
Advisor Class
Shares sold	954,955	29,106,025	2,469,900	73,347,755
Distributions reinvested	203,288	6,180,023	427,160	12,634,006
Shares redeemed	(1,333,348)	(40,695,615)	(2,969,857)	(87,825,253)
Net decrease	(175,105)	(5,409,567)	(72,797)	(1,843,492)
Class C
Shares sold	165,307	5,088,905	406,391	12,099,618
Distributions reinvested	13,707	417,376	25,312	749,655
Shares redeemed	(110,980)	(3,382,235)	(229,637)	(6,788,138)
Net increase	68,034	2,124,046	202,066	6,061,135
Institutional Class
Shares sold	9,317,527	286,150,722	19,075,781	566,506,785
Distributions reinvested	1,009,598	30,761,989	2,137,032	63,331,686
Shares redeemed	(8,748,346)	(267,504,518)	(20,245,504)	(600,466,233)
Net increase	1,578,779	49,408,193	967,309	29,372,238
Institutional 2 Class
Shares sold	1,173,534	35,884,930	4,898,129	144,326,742
Distributions reinvested	195,948	5,943,910	495,438	14,667,767
Shares redeemed	(4,395,057)	(130,927,029)	(3,736,034)	(109,921,954)
Net increase (decrease)	(3,025,575)	(89,098,189)	1,657,533	49,072,555
Institutional 3 Class
Shares sold	3,984,220	122,220,414	13,734,165	412,830,931
Distributions reinvested	218,848	6,669,151	560,666	16,623,367
Shares redeemed	(6,771,493)	(201,647,901)	(7,915,026)	(234,313,810)
Net increase (decrease)	(2,568,425)	(72,758,336)	6,379,805	195,140,488
Class R
Shares sold	17,680	530,775	111,026	3,290,152
Distributions reinvested	3,754	113,960	9,917	293,567
Shares redeemed	(150,662)	(4,605,982)	(47,303)	(1,384,893)
Net increase (decrease)	(129,228)	(3,961,247)	73,640	2,198,826
Class S
Shares sold	2,391,472	74,127,819	—	—
Distributions reinvested	8,727	264,617	—	—
Shares redeemed	(32,018)	(982,627)	—	—
Net increase	2,368,181	73,409,809	—	—
Total net increase (decrease)	(2,168,566)	(54,442,736)	7,485,892	229,962,152
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

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Columbia Total Return Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$29.08	0.71	1.22	1.93	(0.70)	—	(0.70)
Year Ended 4/30/2024	$30.70	1.46	(1.67)	(0.21)	(1.41)	—	(1.41)
Year Ended 4/30/2023	$32.85	1.24	(2.34)	(1.10)	(1.05)	—	(1.05)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	(0.95)
Year Ended 4/30/2021(e)	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	(3.00)
Year Ended 4/30/2020(e)	$36.19	1.12	1.17	2.29	(1.04)	(0.48)	(1.52)
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$29.04	0.75	1.22	1.97	(0.74)	—	(0.74)
Year Ended 4/30/2024	$30.66	1.54	(1.68)	(0.14)	(1.48)	—	(1.48)
Year Ended 4/30/2023	$32.81	1.30	(2.32)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.71	0.98	(4.84)	(3.86)	(0.96)	(0.08)	(1.04)
Year Ended 4/30/2021(e)	$36.91	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Year Ended 4/30/2020(e)	$36.16	1.20	1.15	2.35	(1.12)	(0.48)	(1.60)
Class C
Six Months Ended 10/31/2024 (Unaudited)	$29.08	0.59	1.23	1.82	(0.59)	—	(0.59)
Year Ended 4/30/2024	$30.70	1.24	(1.67)	(0.43)	(1.19)	—	(1.19)
Year Ended 4/30/2023	$32.85	1.01	(2.34)	(1.33)	(0.82)	—	(0.82)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	(0.67)
Year Ended 4/30/2021(e)	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	(2.71)
Year Ended 4/30/2020(e)	$36.19	0.84	1.17	2.01	(0.76)	(0.48)	(1.24)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$29.10	0.75	1.21	1.96	(0.74)	—	(0.74)
Year Ended 4/30/2024	$30.72	1.54	(1.68)	(0.14)	(1.48)	—	(1.48)
Year Ended 4/30/2023	$32.87	1.31	(2.33)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	(1.05)
Year Ended 4/30/2021(e)	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Year Ended 4/30/2020(e)	$36.21	1.24	1.13	2.37	(1.12)	(0.48)	(1.60)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$29.04	0.76	1.22	1.98	(0.75)	—	(0.75)
Year Ended 4/30/2024	$30.66	1.56	(1.68)	(0.12)	(1.50)	—	(1.50)
Year Ended 4/30/2023	$32.81	1.35	(2.35)	(1.00)	(1.15)	—	(1.15)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	(1.07)
Year Ended 4/30/2021(e)	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	(3.12)
Year Ended 4/30/2020(e)	$36.15	1.24	1.16	2.40	(1.16)	(0.48)	(1.64)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$30.31	6.66%	0.89% (c)	0.73% (c),(d)	4.61%	107%	$552,792
Year Ended 4/30/2024	$29.08	(0.67% )	0.88% (c)	0.74% (c),(d)	4.91%	261%	$538,729
Year Ended 4/30/2023	$30.70	(3.27% )	0.90% (c)	0.75% (c),(d)	4.02%	247%	$621,570
Year Ended 4/30/2022	$32.85	(10.72% )	0.87% (c)	0.74% (c),(d)	2.48%	173%	$699,471
Year Ended 4/30/2021 (e)	$37.76	10.36%	0.88% (c)	0.74% (c),(d)	3.00%	295%	$786,976
Year Ended 4/30/2020 (e)	$36.96	6.34%	0.90% (c)	0.74% (c),(d)	3.05%	272%	$694,852
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$30.27	6.80%	0.64% (c)	0.48% (c),(d)	4.86%	107%	$253,573
Year Ended 4/30/2024	$29.04	(0.43% )	0.63% (c)	0.49% (c),(d)	5.16%	261%	$248,402
Year Ended 4/30/2023	$30.66	(3.04% )	0.64% (c)	0.50% (c),(d)	4.24%	247%	$264,456
Year Ended 4/30/2022	$32.81	(10.49% )	0.62% (c)	0.49% (c),(d)	2.69%	173%	$358,749
Year Ended 4/30/2021 (e)	$37.71	10.62%	0.63% (c)	0.49% (c),(d)	3.27%	295%	$159,565
Year Ended 4/30/2020 (e)	$36.91	6.61%	0.65% (c)	0.49% (c),(d)	3.32%	272%	$93,369
Class C
Six Months Ended 10/31/2024 (Unaudited)	$30.31	6.26%	1.64% (c)	1.48% (c),(d)	3.87%	107%	$24,403
Year Ended 4/30/2024	$29.08	(1.42% )	1.64% (c)	1.49% (c),(d)	4.16%	261%	$21,438
Year Ended 4/30/2023	$30.70	(3.99% )	1.65% (c)	1.50% (c),(d)	3.28%	247%	$16,428
Year Ended 4/30/2022	$32.85	(11.42% )	1.62% (c)	1.49% (c),(d)	1.73%	173%	$16,370
Year Ended 4/30/2021 (e)	$37.77	9.57%	1.63% (c)	1.49% (c),(d)	2.25%	295%	$20,492
Year Ended 4/30/2020 (e)	$36.96	5.55%	1.65% (c)	1.50% (c),(d)	2.30%	272%	$20,696
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$30.32	6.76%	0.64% (c)	0.48% (c),(d)	4.86%	107%	$1,368,476
Year Ended 4/30/2024	$29.10	(0.42% )	0.63% (c)	0.49% (c),(d)	5.16%	261%	$1,267,197
Year Ended 4/30/2023	$30.72	(3.02% )	0.65% (c)	0.50% (c),(d)	4.26%	247%	$1,307,981
Year Ended 4/30/2022	$32.87	(10.49% )	0.62% (c)	0.49% (c),(d)	2.75%	173%	$1,497,858
Year Ended 4/30/2021 (e)	$37.78	10.70%	0.63% (c)	0.49% (c),(d)	3.26%	295%	$1,062,540
Year Ended 4/30/2020 (e)	$36.98	6.61%	0.65% (c)	0.49% (c),(d)	3.30%	272%	$710,558
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$30.27	6.84%	0.58% (c)	0.41% (c)	4.92%	107%	$229,194
Year Ended 4/30/2024	$29.04	(0.36% )	0.57% (c)	0.42% (c)	5.23%	261%	$307,789
Year Ended 4/30/2023	$30.66	(2.96% )	0.57% (c)	0.42% (c)	4.40%	247%	$274,094
Year Ended 4/30/2022	$32.81	(10.43% )	0.55% (c)	0.42% (c)	2.80%	173%	$209,091
Year Ended 4/30/2021 (e)	$37.71	10.69%	0.57% (c)	0.43% (c)	3.33%	295%	$155,945
Year Ended 4/30/2020 (e)	$36.91	6.69%	0.57% (c)	0.42% (c)	3.38%	272%	$84,295
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$29.10	0.76	1.22	1.98	(0.76)	—	(0.76)
Year Ended 4/30/2024	$30.72	1.58	(1.68)	(0.10)	(1.52)	—	(1.52)
Year Ended 4/30/2023	$32.87	1.35	(2.33)	(0.98)	(1.17)	—	(1.17)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	(1.09)
Year Ended 4/30/2021(e)	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	(3.14)
Year Ended 4/30/2020(e)	$36.21	1.24	1.17	2.41	(1.16)	(0.48)	(1.64)
Class R
Six Months Ended 10/31/2024 (Unaudited)	$29.09	0.67	1.22	1.89	(0.66)	—	(0.66)
Year Ended 4/30/2024	$30.71	1.39	(1.68)	(0.29)	(1.33)	—	(1.33)
Year Ended 4/30/2023	$32.87	1.15	(2.33)	(1.18)	(0.98)	—	(0.98)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	(0.86)
Year Ended 4/30/2021(e)	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	(2.91)
Year Ended 4/30/2020(e)	$36.20	1.04	1.17	2.21	(0.96)	(0.48)	(1.44)
Class S
Six Months Ended 10/31/2024 (Unaudited)(f)	$31.43	0.12	(1.11)(g)	(0.99)	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2024	4/30/2024	4/30/2023	4/30/2022	4/30/2021	4/30/2020
Class A	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	0.03%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class S	0.04%	—%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$30.32	6.81%	0.53% (c)	0.37% (c)	4.97%	107%	$424,751
Year Ended 4/30/2024	$29.10	(0.31% )	0.52% (c)	0.38% (c)	5.28%	261%	$482,334
Year Ended 4/30/2023	$30.72	(2.90% )	0.52% (c)	0.37% (c)	4.38%	247%	$313,215
Year Ended 4/30/2022	$32.87	(10.41% )	0.50% (c)	0.37% (c)	2.85%	173%	$405,759
Year Ended 4/30/2021 (e)	$37.79	10.73%	0.52% (c)	0.38% (c)	3.32%	295%	$354,336
Year Ended 4/30/2020 (e)	$36.98	6.86%	0.53% (c)	0.37% (c)	3.42%	272%	$525,287
Class R
Six Months Ended 10/31/2024 (Unaudited)	$30.32	6.52%	1.14% (c)	0.98% (c),(d)	4.38%	107%	$3,303
Year Ended 4/30/2024	$29.09	(0.92% )	1.13% (c)	0.99% (c),(d)	4.68%	261%	$6,928
Year Ended 4/30/2023	$30.71	(3.54% )	1.15% (c)	1.00% (c),(d)	3.75%	247%	$5,052
Year Ended 4/30/2022	$32.87	(10.94% )	1.12% (c)	0.99% (c),(d)	2.24%	173%	$6,352
Year Ended 4/30/2021 (e)	$37.78	10.15%	1.13% (c)	0.99% (c),(d)	2.76%	295%	$4,752
Year Ended 4/30/2020 (e)	$36.97	6.08%	1.15% (c)	1.00% (c),(d)	2.79%	272%	$2,501
Class S
Six Months Ended 10/31/2024 (Unaudited)(f)	$30.32	(3.16% )	0.66% (c)	0.49% (c)	5.31%	107%	$71,804
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well.

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to hedge the portfolio risk associated with some or all of the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,996,209 *
Credit risk	Upfront payments on swap contracts	5,857,948
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,835,259 *
Interest rate risk	Investments, at value — Option contracts purchased	5,439,373
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	738,534 *
Total		16,867,323

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,363,202 *
Credit risk	Upfront receipts on swap contracts	3,854,217
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,820
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	21,184,063 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,133 *
Total		27,405,435

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,236,508)	(2,236,508)
Foreign exchange risk	(3,290)	—	—	—	—	(3,290)
Interest rate risk	—	18,851,049	(1,042,423)	1,202,172	(5)	19,010,793
Total	(3,290)	18,851,049	(1,042,423)	1,202,172	(2,236,513)	16,770,995

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(764,676)	(764,676)
Foreign exchange risk	25	—	—	—	25
Interest rate risk	—	(4,003,435)	(2,003,483)	737,401	(5,269,517)
Total	25	(4,003,435)	(2,003,483)	(27,275)	(6,034,168)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,396,299,352
Futures contracts — short	493,302,870
Credit default swap contracts — buy protection	130,786,572
Credit default swap contracts — sell protection	23,733,088

Derivative instrument	Average value ($)
Option contracts purchased	12,036,569
Option contracts written	(114,944)

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	13,772	(11,083)
Interest rate swap contracts	21,178	(6)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	219,203	219,203
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	155,689	155,689
Call option contracts purchased	1,500,120	-	351,130	-	3,103,583	-	4,954,833
Put option contracts purchased	167,125	-	317,415	-	-	-	484,540
OTC credit default swap contracts (c)	-	3,888,168	246,239	1,777,790	1,941,960	-	7,854,157
Total assets	1,667,245	3,888,168	914,784	1,777,790	5,045,543	374,892	13,668,422
Liabilities
Forward foreign currency exchange contracts	2,820	-	-	-	-	-	2,820
OTC credit default swap contracts (c)	-	2,466,552	29,484	1,917,382	1,604,987	-	6,018,405
Total liabilities	2,820	2,466,552	29,484	1,917,382	1,604,987	-	6,021,225
Total financial and derivative net assets	1,664,425	1,421,616	885,300	(139,592)	3,440,556	374,892	7,647,197
Total collateral received (pledged) (d)	1,664,425	1,421,616	885,300	(139,592)	3,440,556	-	7,272,305
Net amount (e)	-	-	-	-	-	374,892	374,892

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2024 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2024 through August 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,231.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	228,696
Class C	—	1.00 (b)	2,290

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.74	0.74
Advisor Class	0.49	0.49
Class C	1.49	1.49
Institutional Class	0.49	0.49
Institutional 2 Class	0.41	0.41
Institutional 3 Class	0.38	0.37
Class R	0.99	0.99
Class S	0.49	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
in the contractual cap commitment, effective September 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,476,992,000	33,752,000	(180,746,000)	(146,994,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(260,593,840)	(317,863,977)	(578,457,817)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,146,774,834 and $3,162,362,766, respectively, for the six months ended October 31, 2024, of which $2,417,244,363 and $2,498,482,730, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,577,778	5.86	9
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may

Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 47.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Total Return Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Total Return Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Total Return Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Total Return Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Total Return Bond Fund  | 2024

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024